Acquisition and Disposal of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 22, 2011 Ghana	Dec. 31, 2010 Far Southeast (FSE) Deposit Lepanto Consolidated Mining Company	Dec. 31, 2010 Far Southeast (FSE) Deposit Liberty Express Assets	Dec. 31, 2012 Far Southeast (FSE) Deposit Liberty Express Assets	Dec. 31, 2011 Far Southeast (FSE) Deposit Liberty Express Assets	Mar. 31, 2012 Far Southeast (FSE) Deposit Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines	Sep. 20, 2010 Far Southeast (FSE) Deposit The Philippines	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Lepanto Consolidated Mining Company	Dec. 31, 2012 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2011 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2010 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2011 Mankayan Project-Bezant Resources The Philippines	Jan. 31, 2014 Mankayan Project-Bezant Resources The Philippines Subsequent Event	Jun. 22, 2011 IAMGold Corporation Ghana	Jun. 21, 2010 IAMGold Corporation Ghana	Jun. 22, 2011 Damang Ghana	Jun. 21, 2010 Damang Ghana	Jun. 22, 2011 Tarkwa Mine Ghana	Mar. 22, 2011 Gold Fields La Cima	Dec. 31, 2012 Gold Fields La Cima	Mar. 21, 2011 Gold Fields La Cima
Significant Acquisitions and Disposals [Line Items]
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit										18 months
Option purchased to acquire share capital of Asean, non-refundable fee paid				$ 10.0							$ 10.0				$ 7.0
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment					44.0	110.0	66.0					110.0	66.0	44.0
Pre-agreed acquisition price for a 60% interest in FSE								110.0				110.0
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets					60.00%				60.00%
Pre-agreed acquisition price for a 60% interest in FSE									340.0
Option purchased to acquire share capital of Asean, exercise price															63.0	60.5
Option purchased to acquire share capital of Asean, expiration date															Jan. 31, 2013	Jan. 31, 2014
Percentage of ownership interest acquired																	18.90%		18.90%				0.10%
Business acquisition amount of cash consideration	$ 10.8	$ 1,055.6	$ 667.0																			$ 382.0	$ 0.8
Percentage of ownership interest subject to acquisition or disposal agreement																	90.00%	71.10%	90.00%	71.10%
Ownership interest held by government of Ghana																			10.00%		10.00%
Percentage of effective economic interest																						98.50%		80.70%